PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS
Schedule of provisions

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2021	$896.1	$28.8	$924.9
Additions	23.0	48.5	71.5
Reductions	(40.7)	(6.4)	(47.1)
Reclamation spending	(25.7)	—	(25.7)
Accretion	14.2	—	14.2
Reclamation expense	0.1	—	0.1
Balance at December 31, 2021	$867.0	$70.9	$937.9

Current portion	41.9	48.1	90.0
Non-current portion	825.1	22.8	847.9
	$867.0	$70.9	$937.9